SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                -----------------

                   Investors Cash Trust -- Treasury Portfolio
                      DWS U.S. Treasury Money Fund Class S
                           Premier Money Market Shares
                                Investment Class


Important Information About New Purchases

Effective immediately, the portfolio will reopen to new investors.

The portfolio reserves the right to modify the foregoing policy at any time and to reject or limit any investment for any reason.











               Please Retain This Supplement for Future Reference


April 3, 2009                                             [DWS INVESTMENTS LOGO]
MONEY-3604R                                                  Deutsche Bank Group

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                -----------------

                   Investors Cash Trust -- Treasury Portfolio
                              Institutional Shares


Important Information About New Purchases

Effective immediately, the portfolio will reopen to new investors. Orders to purchase shares from new investors or existing shareholders are generally limited to no more than $50 million per business day.

The portfolio reserves the right to modify the foregoing policy at any time and to reject or limit any investment for any reason.











               Please Retain This Supplement for Future Reference


April 3, 2009                                             [DWS INVESTMENTS LOGO]
MONEY-3605R                                                  Deutsche Bank Group